Related parties (Tables)	12 Months Ended
Dec. 31, 2014
Executive Board and Board of Directors loans
in	2014		2013	2012
Loans to members of the Executive Board (CHF million)
Balance at beginning of period	10	[1]	8	22
Additions	3		4	3
Reductions	(8)		(2)	(17)
Balance at end of period	5	[1]	10	8
Loans to members of the Board of Directors (CHF million)
Balance at beginning of period	55	[2]	41	34
Additions	6		16	12
Reductions	(45)		(2)	(5)
Balance at end of period	16	[2]	55	41
1 The number of individuals with outstanding loans at the beginning and the end of the year was four and three , respectively.
2 The number of individuals with outstanding loans at the beginning and the end of the year was five and three , respectively.

Loans outstanding made by the Group or any subsidiaries to equity method investees
Loans outstanding made by the Group or any subsidiaries to equity method investees
in	2014	2013	2012
Loans outstanding made by the Group or any subsidiaries to equity method investees (CHF million)
Balance at beginning of period	10	12	13
Net borrowings/(repayments)	3	(2)	(1)
Balance at end of period	13	10	12

Bank
Executive Board and Board of Directors loans
Executive Board and Board of Directors loans
	2014		2013	2012
Loans to members of the Executive Board (CHF million)
Balance at beginning of period	10	[1]	8	22
Additions	3		4	3
Reductions	(8)		(2)	(17)
Balance at end of period	5	[1]	10	8
Loans to members of the Board of Directors (CHF million)
Balance at beginning of period	55	[2]	41	33
Additions	6		16	13
Reductions	(45)		(2)	(5)
Balance at end of period	16	[2]	55	41
1 The number of individuals with outstanding loans at the beginning and the end of the year was four and two , respectively.
2 The number of individuals with outstanding loans at the beginning and the end of the year was five and three , respectively.

Related party assets and liabilities
Related party assets and liabilities
end of	2014	2013
Assets (CHF million)
Cash and due from banks	2	0
Interest-bearing deposits with banks	2,862	1,870
Trading assets	220	159
Net loans	6,453	6,770
Other assets	27	28
Total assets	9,564	8,827
Liabilities (CHF million)
Due to banks/customer deposits	1,916	2,329
Trading liabilities	15	12
Long-term debt	4,042	3,791
Other liabilities	224	199
Total liabilities	6,197	6,331

Related party revenues and expenses
Related party revenues and expenses
in	2014	2013	2012
Revenues (CHF million)
Interest and dividend income	70	45	50
Interest expense	(223)	(55)	(76)
Net interest income	(153)	(10)	(26)
Commissions and fees	(11)	(21)	1
Other revenues	178	172	174
Net revenues	14	141	149
Expenses (CHF million)
Total operating expenses	165	288	271

Related party guarantees	Related party guarantees
end of	2014	2013
Guarantees (CHF million)
Credit guarantees and similar instruments	1	0
Performance guarantees and similar instruments	1	1
Total guarantees	2	1